Share Capital - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) shares day	Dec. 31, 2024 CAD ($) shares	Dec. 12, 2025 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Common shares repurchased for cancellation (in shares)	0	0
Dividends declared included in trade and other payables | $	$ 25.7	$ 23.9
Net share-based compensation expense | $	40.3	49.6
Share-based compensation expense | $	56.5	43.0
Reclassification adjustments on cash flow hedges, net of tax | $	$ 16.2	$ (6.6)
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period for share-based payment arrangement (in years)		3 years
Number of trading days | day	5
Number of share units granted (in shares)	113,182	118,812
Number of units paid (in shares)	131,316	114,329
Payments made for RSUs | $	$ 18.3	$ 13.8
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period for share-based payment arrangement (in years)	3 years
Number of trading days | day	5
Number of share units granted (in shares)	115,513	130,644
Number of units paid (in shares)	238,114	229,024
PSUs, return on equity weighting
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target (as percent)	60.00%
PSUs, total shareholder return weighting
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target (as percent)	40.00%
PSUs, adjusted earnings per share growth and total shareholder return weighting
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target (as percent)	50.00%
PSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted (in shares)	112,609	126,023
Fair value of share units granted | $	$ 20.0	$ 13.9
Number of units paid (in shares)	238,114	229,024
Amount of units paid | $	$ 35.4	$ 41.6
DSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted (in shares)	13,094	13,070
Number of units paid (in shares)	61,642	39,424
Amount of units paid | $	$ 7.0	$ 4.3
DSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of trading days | day	10
Number of share units granted (in shares)	12,100	11,446
Fair value of share units granted | $	$ 1.6	$ 1.3
Percentage of compensation	70.00%
Officers and employees | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted (in shares)	110,985	116,111
Fair value of share units granted | $	$ 15.7	$ 13.3
Bottom of range | PSUs | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest (as percent)	0.00%
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum common shares authorized to be repurchased (in shares)			2,281,339
Top of range | PSUs | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest (as percent)	200.00%